Form N-1A Cover	May 05, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	STRATEGY SHARES
Document Effective Date	May 06, 2026
Entity Central Index Key	0001506213
Document Creation Date	May 05, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	May 06, 2026